SEGMENT AND GEOGRAPHICAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of Operating Results by Segment
	Corporate	Airport Security and Other Aviation Services	Authentication Technology	Total
Year ended December 31, 2021:
Revenue	$-	$253,687	$71,247	$324,934
Depreciation and amortization	75	1,106	880	2,061
Net income (loss)	(1,666)	21,558	21,396	41,288
Goodwill	-	690	-	690
Total assets	10,349	112,425	73,106	195,880

Year ended December 31, 2020:
Revenue	$-	$222,654	$25,765	$248,419
Depreciation and amortization	72	1,302	716	2,090
Net income (loss)	(3,853)	6,056	3,199	5,402
Goodwill	-	746	-	746
Total assets	12,488	86,550	41,350	140,388

Year ended December 31, 2019:
Revenue	$-	$309,548	$23,759	$333,307
Depreciation and amortization	46	1,328	314	1,688
Net income (loss)	(11,740)	(2,406)	6,893	(7,253)
Goodwill	-	681	-	681
Total assets	23,381	64,647	35,419	123,447

Schedule of Revenues by Geographic Area
	Year Ended December 31,
	2021	2020	2019

Germany	$126,367	$119,500	$137,207
The Netherlands	52,165	58,446	97,700
United States	94,743	45,305	73,719
Spain	30,946	7,465	3,138
Other countries	20,713	17,703	21,543
Total revenue	$324,934	$248,419	$333,307

Schedule of Property and Equipment, Net by Geographic Regions
	December 31,
	2021	2020

Germany	$361	$449
The Netherlands	624	598
United States	422	305
Spain	118	159
Other countries	4,185	4,014
Total property and equipment, net	$5,710	$5,525